K&L | GATES

K&L Gates LLP

1601 K Street NW

Washington, DC  20006-1600

T  202.778.9000    www.klgates.com

July 11, 2008

EDGAR FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Heritage Series Trust

File Nos. 033-57986 and 811-07470

Post-Effective Amendment No. 43

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Heritage Series Trust (“Trust”) is Post-Effective Amendment No. 43 to the Trust’s currently effective Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The sole purpose of this filing is to register the Class I, R-3 and R-5 shares of International Equity Fund, an existing series of the Registrant, with the Securities and Exchange Commission.  No other series of the Registrant is affected by this filing.

The Trust requests that this filing be made effective September 15, 2008, pursuant to Rule 485(a)(1) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Attachments

cc:  Susan Walzer

      Mathew J. Calabro

Heritage Asset Management, Inc.